Note 13 - Stock Incentive Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended
	Jun. 24, 2011	Mar. 20, 2008	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 18, 2013 Chief Executive Officer [Member]	Dec. 31, 2013 Chief Executive Officer [Member]
Note 13 - Stock Incentive Plan (Details) [Line Items]
Stockholders' Equity Note, Stock Split, Conversion Ratio	10	3
Allocated Share-based Compensation Expense			$ 345	$ 378	$ 1,412		$ 80
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized			0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)			$ 52.32	$ 52.25	$ 47.95
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 309	$ 51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)						50,000
Share Price (in Dollars per share)						$ 1.60
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						6 months